Related Party Balances and Transactions - Sale of raw material, property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Sale of raw material, property and equipment	¥ 478	¥ 725
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Transaction [Line Items]
Sale of raw material, property and equipment	358	¥ 725
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Transaction [Line Items]
Sale of raw material, property and equipment	¥ 120